27. EMPLOYEE BENEFITS (Details 17) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Effect on present value of obligations	R$ (51,213)	R$ (36,627)
Post-employment healthcare benefits | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 909
Effect on present value of obligations	R$ (35,530)
Post-employment healthcare benefits | Medical inflation
Disclosure of defined benefit plans [line items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations	R$ 8,091
Effect on present value of obligations	R$ 84,560
Post-employment healthcare benefits | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations	R$ (2,161)
Effect on present value of obligations	R$ (22,582)
Post-employment healthcare benefits | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ (992)
Effect on present value of obligations	R$ 38,727
Post-employment healthcare benefits | Medical inflation
Disclosure of defined benefit plans [line items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations	R$ (6,925)
Effect on present value of obligations	R$ (72,369)
Post-employment healthcare benefits | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations	R$ 2,148
Effect on present value of obligations	R$ 22,451